Financial instruments (Details 1) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020
Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ 892	₨ (497)
Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		13,263	13,832
Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		4,532	303
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			1,993
Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			1,993
Investment in Limited Liability Partnership Firm [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		400
Contingent ConsiderationPursuant to the Business Transfer Agreement [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration		420
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		13,263	13,832
Level 1 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		4,532	303
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			1,993
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 1 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	892	(497)
Level 2 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 2 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			₨ 0
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		400
Level 3 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration		₨ 420

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.